FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Interest income	$ 894	$ 1,765	$ 935
Bank fees and other finance expenses	(25)	(42)	(32)
Foreign currency translation adjustments	(1)	63	(218)
Gain (loss) from sales and disposals of fixed assets	3	12	135
Financial and other income, net	$ 871	$ 1,798	$ 820